STOCK OPTIONS (Details Narrative) - USD ($)												3 Months Ended				12 Months Ended
	Dec. 23, 2024	Dec. 23, 2024	Nov. 03, 2024	Sep. 09, 2024	Dec. 20, 2023	Jun. 21, 2023	Apr. 27, 2023	Mar. 29, 2023	Feb. 13, 2023	Aug. 29, 2022	Jul. 02, 2020	Mar. 31, 2025		Mar. 31, 2024		Dec. 31, 2024	Dec. 31, 2023	Oct. 02, 2023	Oct. 18, 2018
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant options												17,923				19,217
Stock options grants																10,000
Common Stock authorized												495,000,000				495,000,000	495,000,000
Share Price																$ 0.22
Intrinsic value of awards												$ 236,000				$ 1,000	$ 0
Stock price												$ 0.29				$ 0.25	$ 2.00
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount																$ 2
Stock-based compensation													[1]			$ 1,000	$ 23,000
Stock based compensation																	$ 48,000
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of shares						32,143	2,143		3,572					28,333	[2]	6,666,667	110,554
Stock-based compensation																$ 59,000	$ 32,000
Board of Directors Chairman [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued								7,143
Options to purchase shares of common stock								6,015
Issuance of shares			50,000
Employees and Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation																$ 1,000	$ 23,000
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation												$ 1,000		$ 0
2018 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant options																			27,211
Shares of common stock											14,210
Number of shares											41,421
Stock options grants																21,296
2022 Equity Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options grants										142,858
2022 Share Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options grants																10,341,787
Share Price	$ 0.2153	$ 0.2153
2022 Share Incentive Plan [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock authorized																		928,572
2022 Share Incentive Plan [Member] | Board of Directors Chairman [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of shares	650,000		11,000,000	640,000	286,784
2022 Share Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options grants		10,000

[1]	Less than $1 thousand.
[2]	Less than $1 thousand.